Income tax and tax loss carryforwards	12 Months Ended
Dec. 31, 2017
Income tax and tax loss carryforwards [Abstract]
Income tax and tax loss carryforwards
24	Income tax and tax loss carryforwards

Income Tax
Results for the year
Grupo TMM and Subsidiaries incurred combined tax losses for the years ended December 2017 and 2016, in the amounts of $432,139 and $110,668, respectively. Most of the companies that generated taxable income fully offset them against tax losses from prior years. Income tax recognized in profit or loss corresponds to subsidiaries that generated taxable income of $10,000 and $11,443, respectively.

The difference between taxable and book income is due primarily to the net effect of the gain or loss on inflation recognized for tax purposes, the difference between tax and book amortization and depreciation, non-deductible expenses, gain from loss of control of subsidiary, as well as certain temporary differences reported in different periods for financial and tax purposes.

In accordance with the currently enacted Income Tax Law, the rate for 2015, 2016, 2017, and subsequent years is 30%.

The provision for income tax recognized in the statement of profit or loss for the years ended December 31, 2017, 2016 and 2015 is shown following:

	2017	2016	2015
Income tax	$(3,000)	$(3,433)	$(3,314)
Deferred income tax	(513,732)	272,048	(695,161)
Total income tax (benefit) expense	$(516,732)	$268,615	$(698,475)

The reconciliation between the provision for income tax based on the statutory income tax rate and the provision recorded by the Company at December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Profit (loss) before taxes	$1,846,311	$(775,179)	$(301,930)
Income tax	(553,893)	232,554	90,579
(Decrease) increase from:
Difference in depreciation and amortization	503,479	48,701	(232,397)
Revaluation surplus	265,723	132,019	320,467
Income recognized in advance	(1,678)	(8,261)	(11,409)
Materials and supplies	5,503	(15,673)	(14,497)
Inflationary and currency exchange effects on monetary assets and liabilities, net	(203,983)	(102,928)	(87,765)
Tax losses – net	(1,255,433)	116,906	(498,884)
Provisions and allowance for doubtful accounts	(183,963)	(63,803)	(143,685)
Difference between the tax and book value for the sale of assets	(435)	(60,277)	(49,084)
Difference between the tax and book value for the sale of shares	956,613	20,136	7,902
Non-deductible expenses	(48,665)	(30,759)	(79,702)
Provision for income tax	$(516,732)	$268,615	$(698,475)

The components of deferred tax liability at December 31, 2017 and 2016 are comprised as follows:

	2017	2016
Portion of tax loss carryforwards for subsequent years	$(279,334)	$1,543,387
Inventories and provisions – net	65,091	40,964
Concession rights and property, vessels and equipment	(619,651)	(1,662,402)
Total deferred tax liability	$(275,226)	$(78,051)

Tax loss carryforwards
At December 31, 2017, Grupo TMM and its subsidiaries, report the following cumulative tax losses, which are restated applying the INPC factors according to Mexican law.

Year in which the loss was incurrred	Amounts	Year of expiration

2008	$109,685	2018
2009	389,543	2019
2010	537,231	2020
2011	352,239	2021
2012	538,601	2022
2013	389,355	2023
2014	244,640	2024
2015	151,575	2025
2016	488,472	2026
2017	108,450	2027
	$3,309,791